Segment Reporting - Segment Results Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
REVENUES	$ 1,830,085	$ 1,980,771	$ 1,976,022
Voyage expenses	112,218	138,283	176,614
Vessel operating expenses	806,152	813,326	749,939
Time-charter hire expense	103,646	130,739	214,179
Depreciation and amortization	431,086	455,898	428,608
General and administrative	140,958	144,296	173,604
Asset impairments	167,605	432,196	155,288
Loan loss provisions	748	1,886	0
Net loss (gain) on sale of vessels and equipment	(1,995)	6,975	(4,229)
Bargain purchase gain	0	0	(68,535)
Goodwill impairment	0	0	36,652
Restructuring charges	6,921	7,565	5,490
Income (loss) from vessel operations	62,746	(150,393)	108,412
Total assets of operating segments	10,275,048	9,719,938
Shuttle Tanker and FSO Segment [Member]
Segment Reporting Information [Line Items]
REVENUES	583,201	616,295	617,650
Voyage expenses	99,111	104,382	97,743
Vessel operating expenses	182,973	196,021	216,183
Time-charter hire expense	56,682	56,989	74,478
Depreciation and amortization	116,376	125,104	129,293
General and administrative	37,529	36,484	44,594
Asset impairments	76,782	28,830	43,185
Loan loss provisions	0	0
Net loss (gain) on sale of vessels and equipment	0	1,112	171
Bargain purchase gain			0
Goodwill impairment			0
Restructuring charges	2,123	652	5,351
Income (loss) from vessel operations	11,625	66,721	6,652
Total assets of operating segments	1,947,905	1,709,674
FPSO Segment [Member]
Segment Reporting Information [Line Items]
REVENUES	567,620	581,215	464,810
Voyage expenses	0	232	0
Vessel operating expenses	364,986	354,020	255,925
Time-charter hire expense	0	0	0
Depreciation and amortization	151,365	135,413	96,915
General and administrative	51,891	45,139	39,261
Asset impairments	0	0	0
Loan loss provisions	2,634	0
Net loss (gain) on sale of vessels and equipment	(1,338)	0	(4,888)
Bargain purchase gain			(68,535)
Goodwill impairment			0
Restructuring charges	0	0	0
Income (loss) from vessel operations	(1,918)	46,411	146,132
Total assets of operating segments	2,836,998	2,824,832
Liquefied Gas Segment [Member]
Segment Reporting Information [Line Items]
REVENUES	298,228	291,712	273,786
Voyage expenses	602	283	4,862
Vessel operating expenses	61,471	54,773	54,174
Time-charter hire expense	0	0	0
Depreciation and amortization	71,485	69,064	63,641
General and administrative	19,597	18,643	16,315
Asset impairments	0	0	0
Loan loss provisions	0	0
Net loss (gain) on sale of vessels and equipment	0	0	0
Bargain purchase gain			0
Goodwill impairment			0
Restructuring charges	0	0	0
Income (loss) from vessel operations	145,073	148,949	134,794
Total assets of operating segments	3,616,044	3,148,037
Conventional tanker [Member]
Segment Reporting Information [Line Items]
REVENUES	381,036	491,549	619,776
Voyage expenses	12,505	33,386	74,009
Vessel operating expenses	196,722	208,512	223,657
Time-charter hire expense	46,964	73,750	139,701
Depreciation and amortization	91,860	126,317	138,759
General and administrative	31,941	44,030	73,434
Asset impairments	90,823	403,366	112,103
Loan loss provisions	(1,886)	1,886
Net loss (gain) on sale of vessels and equipment	(657)	5,863	488
Bargain purchase gain			0
Goodwill impairment			36,652
Restructuring charges	4,798	6,913	139
Income (loss) from vessel operations	(92,034)	(412,474)	(179,166)
Total assets of operating segments	$ 1,874,101	$ 2,037,394